Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

22. SEGMENT REPORTING

The Company’s chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Company acquired the 3D Global Patent and EG BioMed Patent in June 2024 and commenced the pancreatic cancer early detection service and sales of contact lens business. For the year ended December 31, 2025, revenue of $35,000 was generated from 3D Global Patent and there was no revenue generated from the patents for the year ended December 31, 2024.

The Company primarily operates in the ROC and substantially all of the Company’s long-lived assets are located in the ROC. The Company provides Laboratory Developed Test (LDT) services to healthcare professionals across the United States.

YD Bio’s chief operating decision maker evaluates performance based on a single reporting segment’s net revenues, cost of revenues, operating expenses, operating income (loss), finance income (expense), other income and net income. Net revenue, cost of revenues, operating expenses, operating loss, finance income, other income (expenses) and net loss by diverse operations for the year ended December 31, 2025, and 2024 were as follows:

For year ended December 31, 2025	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$561,817	$—	$35,000	$—	$596,817
Cost of revenues	(401,264)	—	(28,143)	—	(429,407)
Gross profit	160,553	—	6,857	—	167,410
Total operating expenses	(444,208)	(143,927)	(1,805,720)	(3,045,276)	(5,439,131)
Operating loss	(283,655)	(143,927)	(1,798,863)	(3,045,276)	(5,271,721)
Finance income, net	18,397	—	—	61,765	80,162
Other income (expenses), net	46,942	—	—	(139)	46,803
Change in fair value of warrant liabilities	—	—	—	(3,168,091)	(3,168,091)
Income tax expenses	1,531	—	—	—	1,531
Net loss	(216,785)	(143,927)	(1,798,863)	(6,151,741)	(8,311,316)

As of December 31, 2025
Identifiable long-lived assets	67,810	1,722,600	887,139	—	2,677,549
Total assets	$2,337,152	$1,722,600	$887,139	$8,832,506	$13,779,397
For year ended December 31, 2024	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$510,360	$—	$—	$—	$510,360
Cost of revenues	(355,004)	—	—	—	(355,004)
Gross profit	155,356	—	—	—	155,356
Total operating expenses	(447,642)	(53,678)	(469,158)	(646,808)	(1,617,286)
Operating loss	(292,286)	(53,678)	(469,158)	(646,808)	(1,461,930)
Finance income, net	10,068	—	—	968	11,036
Other income (expenses), net	64,444	—	—	(29)	64,415
Income tax expenses	(25,080)	—	—	—	(25,080)
Net loss	(242,854)	(53,678)	(469,158)	(645,869)	(1,411,559)

As of December 31, 2024
Identifiable long-lived assets	88,077	1,769,000	911,035	—	2,768,112
Total assets	$2,219,996	$1,769,000	$911,035	$1,964,195	$6,864,226